Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail)
¥ in Millions
	Sep. 30, 2024 JPY (¥)	Mar. 31, 2024 JPY (¥)
Financial assets:
Financial assets at fair value through profit or loss, classified as held for trading	¥ 5,911,774	¥ 6,512,061
Derivative financial instruments	8,634,011	9,909,272
Financial assets at fair value through profit or loss	2,249,857	2,376,129
Financial liabilities:
Derivative financial instruments	9,516,233	11,877,473
Financial liabilities designated at fair value through profit or loss	545,667	498,284
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss, classified as held for trading	5,911,774	6,512,061
Derivative financial instruments	8,634,011	9,909,272
Financial assets at fair value through profit or loss	2,249,857	2,376,129
Investment securities at fair value through other comprehensive income	31,759,814	29,833,445
Financial liabilities:
Derivative financial instruments	9,516,233	11,877,473
Financial liabilities designated at fair value through profit or loss	545,667	498,284
Others	(13,535)	(9,484)
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	3,326,827	3,403,919
Financial liabilities:
Derivative financial instruments	3,690,649	4,004,954
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	122,371	50,587
Financial liabilities:
Derivative financial instruments	69,932	145,501
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	29,621	22,680
Financial liabilities:
Derivative financial instruments	40,348	32,760
At fair value [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss, classified as held for trading	40,802
Derivative financial instruments	16,190	18,428
Financial assets at fair value through profit or loss	866,118	819,144
Investment securities at fair value through other comprehensive income	542,273	525,869
Financial liabilities:
Derivative financial instruments	11,016	18,311
Financial liabilities designated at fair value through profit or loss	134,155	125,042
Others	(7,026)	(5,227)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	134,155	125,042
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	930	1,143
Financial liabilities:
Derivative financial instruments	2,029	2,066
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	14,043	16,636
Financial liabilities:
Derivative financial instruments	5,824	13,254
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	339	409
Financial liabilities:
Derivative financial instruments	82	95
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss, classified as held for trading	¥ 40,802
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member] | Discounted cash flow [member] | Discount Margin [Member]
Financial assets:
Range of inputs	0.09
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	¥ 878	240
Financial liabilities:
Derivative financial instruments	¥ 3,081	¥ 2,896
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Foreign Exchange Volatility [Member]
Financial assets:
Range of inputs	0.12	0.12
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member] | Interest rate, measurement input [member]
Financial assets:
Range of inputs	0.30	0.31
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member] | Quanto Correlation [Member]
Financial assets:
Range of inputs	0.02	(0.08)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member] | Interest Rate Volatility [Member]
Financial assets:
Range of inputs	0.03
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member] | Interest rate, measurement input [member]
Financial assets:
Range of inputs	0.99	0.99
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member] | Quanto Correlation [Member]
Financial assets:
Range of inputs	0.52	0.49
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member] | Interest Rate Volatility [Member]
Financial assets:
Range of inputs	0.17
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	¥ 930	¥ 1,143
Financial liabilities:
Derivative financial instruments	¥ 2,029	¥ 2,066
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member] | Interest rate, measurement input [member]
Financial assets:
Range of inputs	0.28	0.26
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member] | Quanto Correlation [Member]
Financial assets:
Range of inputs	0.06	0.04
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member] | Foreign Exchange Volatility [Member]
Financial assets:
Range of inputs	0.10	0.07
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member] | Interest rate, measurement input [member]
Financial assets:
Range of inputs	0.99	0.99
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member] | Quanto Correlation [Member]
Financial assets:
Range of inputs	0.48	0.49
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member] | Foreign Exchange Volatility [Member]
Financial assets:
Range of inputs	0.15	0.13
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	¥ 14,043	¥ 16,636
Financial liabilities:
Derivative financial instruments	¥ 5,824	¥ 13,254
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member] | Quanto Correlation [Member]
Financial assets:
Range of inputs	0.04	(0.10)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member] | Equity to Equity Correlation [Member]
Financial assets:
Range of inputs	0.56	0.49
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member] | Equity volatility [Member]
Financial assets:
Range of inputs	0.02	0.02
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member] | Quanto Correlation [Member]
Financial assets:
Range of inputs	0.11	0.16
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member] | Equity to Equity Correlation [Member]
Financial assets:
Range of inputs	0.72	0.84
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member] | Equity volatility [Member]
Financial assets:
Range of inputs	0.79	0.66
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ 339	¥ 409
Financial liabilities:
Derivative financial instruments	¥ 82	¥ 95
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member] | Quanto Correlation [Member]
Financial assets:
Range of inputs	0.18	0.18
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member] | Quanto Correlation [Member]
Financial assets:
Range of inputs	0.30	0.30
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 784,167	¥ 739,914
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member] | Foreign Exchange Volatility [Member]
Financial assets:
Range of inputs	0.14	0.10
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member] | Foreign Exchange Volatility [Member]
Financial assets:
Range of inputs	0.42	0.42
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member] | Probability of default rate [Member]
Financial assets:
Range of inputs	0	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member] | Loss Given Default Rate [Member]
Financial assets:
Range of inputs	0.20	0.25
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member] | Discount Margin [Member]
Financial assets:
Range of inputs	0.06	0.05
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member] | Probability of default rate [Member]
Financial assets:
Range of inputs	0.28	0.30
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member] | Loss Given Default Rate [Member]
Financial assets:
Range of inputs	1	1
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member] | Discount Margin [Member]
Financial assets:
Range of inputs	0.09	0.09
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 81,951	¥ 79,230
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Liquidity discount [Member]
Financial assets:
Range of inputs	0.20	0.20
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Loss Given Default Rate [Member]
Financial assets:
Range of inputs	0.40	0.40
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member] | Probability of default rate [Member]
Financial assets:
Range of inputs	0	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member] | Probability of default rate [Member]
Financial assets:
Range of inputs	0.01	0.01
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Price or Book Value Multiple [Member]
Financial assets:
Range of inputs	0.9	1.2
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	¥ 542,273	¥ 525,869
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Liquidity discount [Member]
Financial assets:
Range of inputs	0.20	0.20
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member] | Price or Book Value Multiple [Member]
Financial assets:
Range of inputs	0.3	0.3
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member] | Price or Book Value Multiple [Member]
Financial assets:
Range of inputs	3	3.5
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	¥ 134,155	¥ 125,042
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member] | Interest rate, measurement input [member]
Financial liabilities:
Range of inputs	0.28	0.26
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member] | Quanto Correlation [Member]
Financial liabilities:
Range of inputs	(0.02)	(0.10)
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member] | Equity to Equity Correlation [Member]
Financial liabilities:
Range of inputs	0.47	0.42
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member] | Equity volatility [Member]
Financial liabilities:
Range of inputs	0.22	0.16
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member] | Interest rate, measurement input [member]
Financial liabilities:
Range of inputs	0.29	0.27
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member] | Quanto Correlation [Member]
Financial liabilities:
Range of inputs	0.48	0.49
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member] | Equity to Equity Correlation [Member]
Financial liabilities:
Range of inputs	0.73	0.84
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member] | Equity volatility [Member]
Financial liabilities:
Range of inputs	0.51	0.39
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Minimum [member] | Quanto Correlation [Member]
Financial liabilities:
Range of inputs	0.18	0.18
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Maximum [member] | Quanto Correlation [Member]
Financial liabilities:
Range of inputs	0.30	0.30
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	¥ (7,026)	¥ (5,227)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member] | Interest rate, measurement input [member]
Financial liabilities:
Range of inputs	0.28	0.26
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member] | Quanto Correlation [Member]
Financial liabilities:
Range of inputs	0.02	(0.08)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member] | Foreign Exchange Volatility [Member]
Financial liabilities:
Range of inputs	0.10	0.07
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member] | Equity volatility [Member]
Financial liabilities:
Range of inputs	0.31	0.26
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member] | Interest rate, measurement input [member]
Financial liabilities:
Range of inputs	0.99	0.99
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member] | Quanto Correlation [Member]
Financial liabilities:
Range of inputs	0.52	0.49
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member] | Foreign Exchange Volatility [Member]
Financial liabilities:
Range of inputs	0.42	0.42
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member] | Equity volatility [Member]
Financial liabilities:
Range of inputs	0.33	0.28
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member] | Quanto Correlation [Member]
Financial liabilities:
Range of inputs	0.18	0.18
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member] | Quanto Correlation [Member]
Financial liabilities:
Range of inputs	0.30	0.30